Related Party Transactions and Balances (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024, and June 30, 2024:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company

Schedule of Amounts Due to Related Party
	December 31, 2024	June 30, 2024
	(Unaudited)
Amounts due to related parties
Zhen Fan	$6,187	$6,187
	$6,187	$6,187